Principal Audit Fees and Services - Schedule of Statutory Auditor Performed Additional Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statutory Auditor Performed Additional Activities [Abstract]
Audit fee for statutory and consolidated financials	$ 408	$ 408	$ 239
Other audit fees	236		191
Audit related and other services	16	40	42
Total expenses	$ 660	$ 448	$ 472